Financial Instruments - Schedule of Categories of Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 23,817.4	$ 17,079.4
Financial liabilities	22,808.0	16,433.3
Sign on bonuses	41.5	39.5
Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities	2,305.8	3,118.9
Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities	751.7	402.2
Short securities
Disclosure of financial assets [line items]
Financial liabilities	1,704.6	1,924.8
Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial liabilities	1,501.5	1,461.9
Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities	7,270.8	4,899.1
Trade payables
Disclosure of financial assets [line items]
Financial liabilities	470.2	16.1
Other creditors
Disclosure of financial assets [line items]
Financial liabilities	17.3	18.1
Stock lending
Disclosure of financial assets [line items]
Financial liabilities	4,952.1	2,323.3
Short-term borrowings
Disclosure of financial assets [line items]
Financial liabilities	152.0
Debt securities
Disclosure of financial assets [line items]
Financial liabilities	3,604.5	2,216.3
Lease liability
Disclosure of financial assets [line items]
Financial liabilities	77.5	52.6
Financial liabilities – FVTPL:
Disclosure of financial assets [line items]
Financial liabilities	10,962.6	4,295.5
Financial liabilities – FVTPL: | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities	2,305.8	0.0
Financial liabilities – FVTPL: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities	724.2	402.0
Financial liabilities – FVTPL: | Short securities
Disclosure of financial assets [line items]
Financial liabilities	1,704.6	1,924.8
Financial liabilities – FVTPL: | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities – FVTPL: | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities	65.1	105.2
Financial liabilities – FVTPL: | Trade payables
Disclosure of financial assets [line items]
Financial liabilities	7.4	5.6
Financial liabilities – FVTPL: | Other creditors
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities – FVTPL: | Stock lending
Disclosure of financial assets [line items]
Financial liabilities	3,480.9	0.0
Financial liabilities – FVTPL: | Short-term borrowings
Disclosure of financial assets [line items]
Financial liabilities	0.0
Financial liabilities – FVTPL: | Debt securities
Disclosure of financial assets [line items]
Financial liabilities	2,674.6	1,857.9
Financial liabilities – FVTPL: | Lease liability
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Amortised Cost
Disclosure of financial assets [line items]
Financial liabilities	11,817.9	12,137.6
Amortised Cost | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities	0.0	3,118.9
Amortised Cost | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Amortised Cost | Short securities
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Amortised Cost | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial liabilities	1,501.5	1,461.9
Amortised Cost | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities	7,205.7	4,793.9
Amortised Cost | Trade payables
Disclosure of financial assets [line items]
Financial liabilities	462.8	10.5
Amortised Cost | Other creditors
Disclosure of financial assets [line items]
Financial liabilities	17.3	18.1
Amortised Cost | Stock lending
Disclosure of financial assets [line items]
Financial liabilities	1,471.2	2,323.3
Amortised Cost | Short-term borrowings
Disclosure of financial assets [line items]
Financial liabilities	152.0
Amortised Cost | Debt securities
Disclosure of financial assets [line items]
Financial liabilities	929.9	358.4
Amortised Cost | Lease liability
Disclosure of financial assets [line items]
Financial liabilities	77.5	52.6
Financial liabilities profit or loss through other comprehensive income (loss) category
Disclosure of financial assets [line items]
Financial liabilities	27.5	0.2
Financial liabilities profit or loss through other comprehensive income (loss) category | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities	0.0
Financial liabilities profit or loss through other comprehensive income (loss) category | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities	27.5	0.2
Financial liabilities profit or loss through other comprehensive income (loss) category | Short securities
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities profit or loss through other comprehensive income (loss) category | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities profit or loss through other comprehensive income (loss) category | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities profit or loss through other comprehensive income (loss) category | Trade payables
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities profit or loss through other comprehensive income (loss) category | Other creditors
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities profit or loss through other comprehensive income (loss) category | Stock lending
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities profit or loss through other comprehensive income (loss) category | Short-term borrowings
Disclosure of financial assets [line items]
Financial liabilities	0.0
Financial liabilities profit or loss through other comprehensive income (loss) category | Debt securities
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities profit or loss through other comprehensive income (loss) category | Lease liability
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Investments
Disclosure of financial assets [line items]
Financial assets	24.0	16.2
Treasury instruments
Disclosure of financial assets [line items]
Financial assets	3,568.7	2,905.6
Fixed income securities
Disclosure of financial assets [line items]
Financial assets	87.7	76.7
Equity instruments
Disclosure of financial assets [line items]
Financial assets	4,678.0	1,521.3
Derivative instruments
Disclosure of financial assets [line items]
Financial assets	1,163.5	655.6
Stock borrowing
Disclosure of financial assets [line items]
Financial assets	1,781.7	2,501.4
Reclassification into financial assets at fair value through profit or loss	0.5
Repurchase agreements
Disclosure of financial assets [line items]
Financial assets	2,490.4	3,199.8
Reclassification into financial assets at fair value through profit or loss	0.1
Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets	3,215.5	2,344.2
Amounts receivable from clients
Disclosure of financial assets [line items]
Financial assets	2,838.6	1,728.0
Trade debtors
Disclosure of financial assets [line items]
Financial assets	785.8	300.1
Default funds and deposits
Disclosure of financial assets [line items]
Financial assets	474.1	259.4
Loans receivable
Disclosure of financial assets [line items]
Financial assets	89.8	8.1
Other debtors
Disclosure of financial assets [line items]
Financial assets	63.0	79.5
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	2,556.6	1,483.5
FVTPL
Disclosure of financial assets [line items]
Financial assets	10,390.1	8,001.8
FVTPL | Investments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Treasury instruments
Disclosure of financial assets [line items]
Financial assets	29.7	0.0
Financial assets, at fair value	29.7
FVTPL | Fixed income securities
Disclosure of financial assets [line items]
Financial assets	87.7	76.7
Financial assets, at fair value	87.7	76.7
FVTPL | Equity instruments
Disclosure of financial assets [line items]
Financial assets	4,678.0	1,521.3
Financial assets, at fair value	4,678.0	1,521.3
FVTPL | Derivative instruments
Disclosure of financial assets [line items]
Financial assets	1,162.0	652.5
Financial assets, at fair value	1,162.0	652.5
FVTPL | Stock borrowing
Disclosure of financial assets [line items]
Financial assets	1,781.7	2,501.4
FVTPL | Repurchase agreements
Disclosure of financial assets [line items]
Financial assets	2,490.4	3,199.8
FVTPL | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Amounts receivable from clients
Disclosure of financial assets [line items]
Financial assets	51.9	12.0
FVTPL | Trade debtors
Disclosure of financial assets [line items]
Financial assets	108.7	38.1
FVTPL | Default funds and deposits
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Loans receivable
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Other debtors
Disclosure of financial assets [line items]
Financial assets		0.0
FVTPL | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI
Disclosure of financial assets [line items]
Financial assets	25.5	19.3
FVTOCI | Investments
Disclosure of financial assets [line items]
Financial assets	24.0	16.2
Financial assets, at fair value	24.0	16.2
FVTOCI | Treasury instruments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Fixed income securities
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Equity instruments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Derivative instruments
Disclosure of financial assets [line items]
Financial assets	1.5	3.1
Financial assets, at fair value	1.5	3.1
FVTOCI | Derivative instruments | Cash flow hedges [member]
Disclosure of financial assets [line items]
Financial assets	0.1	3.1
FVTOCI | Stock borrowing
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Repurchase agreements
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Amounts receivable from clients
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Trade debtors
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Default funds and deposits
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Loans receivable
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Other debtors
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortised Cost
Disclosure of financial assets [line items]
Financial assets	13,401.8	9,058.3
Amortised Cost | Investments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortised Cost | Treasury instruments
Disclosure of financial assets [line items]
Financial assets	3,539.0	2,905.6
Financial assets, at fair value	3,541.7	2,972.5
Amortised Cost | Fixed income securities
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortised Cost | Equity instruments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortised Cost | Derivative instruments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortised Cost | Stock borrowing
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortised Cost | Repurchase agreements
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortised Cost | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets	3,215.5	2,344.2
Amortised Cost | Amounts receivable from clients
Disclosure of financial assets [line items]
Financial assets	2,786.7	1,716.0
Amortised Cost | Trade debtors
Disclosure of financial assets [line items]
Financial assets	677.1	262.0
Amortised Cost | Default funds and deposits
Disclosure of financial assets [line items]
Financial assets	474.1	259.4
Amortised Cost | Loans receivable
Disclosure of financial assets [line items]
Financial assets	89.8	8.1
Amortised Cost | Other debtors
Disclosure of financial assets [line items]
Financial assets	63.0	79.5
Amortised Cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	$ 2,556.6	$ 1,483.5